Aston/River Road Independent Value Fund
ASTON/River Road Independent Value Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term total return.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Aston/River Road Independent Value Fund Class I Shares
Management Fees		1.00%
Other Expenses	[1]	0.52%
Acquired Fund Fees and Expenses	[2]	0.15%
Total Annual Fund Operating Expenses		1.67%
Fee Waiver and/or Expense Reimbursement	[3]	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.32%
[1]	Estimated for the current fiscal year based on an estimated asset size of $20 million.
[2]	The average expense ratio of the underlying funds in the table is an estimate based upon the Fund's expected initial allocation among underlying funds. The expenses of an underlying fund may include dividend and interest expense to the extent that the underlying fund engages in certain investment techniques.
[3]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through May 31, 2012 at the rate shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to May 31, 2012, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the expense ratio for the class, not including acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Aston/River Road Independent Value Fund Class I Shares	134	492

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover information is not available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in common stocks and other equity securities that the portfolio manager believes are undervalued. Under normal circumstances, the Fund typically invests in smaller cap companies with market capitalizations between $100 million and $5 billion. The Fund's equity investments consist primarily of common stock but may also include other types of equity such as preferred stock, convertible securities and real estate investment trusts ("REITs"). Cash is a residual of the investment process. When the portfolio manager is unable to find investment opportunities that meet the Fund's criteria, the Fund may have significant cash balances. The portfolio manager employs a value driven, bottom-up fundamental approach that seeks to identify companies with certain characteristics including:

•	Priced at a discount to absolute value
•	Considered high quality by the portfolio manager
•	Strong balance sheet
•	Consistent free cash flow
•	Valuation confidence

The portfolio manager generally emphasizes a high quality portfolio and seeks absolute return while minimizing downside portfolio risk. As a result, the Fund's returns may vary significantly from its benchmark index. To manage risk, the portfolio manager adheres to a structured sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up. Conversely, as rates fall, the price of convertible preferred shares will rise.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund's return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE
The Fund does not have a full calendar year of operations. Performance information will be included in the Fund's shareholder reports.